Goodwill (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Goodwill [Abstract]
Schedule of Goodwill
	RMB	USD
Cost of acquisition	$12,873,000	$2,100,000
Net assets of Jifu	10,136,450	1,653,581
Goodwill balance at March 31, 2014	2,736,550	446,419

	RMB	USD
Cost of acquisition	$12,873,000	$2,100,000
Net assets of Jifu	10,136,450	1,653,581
Goodwill balance at December 31, 2013	2,736,550	446,419